Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,806,000.00
Previously Paid Amount	0.00
Total Fee Amount	582.70
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 582.70
Narrative - Max Aggregate Offering Price	$ 3,806,000.00
Final Prospectus	true